Financial instruments: valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits by banks
Fair value of liabilities
Financial Liabilities	£ 22,190	£ 20,441
Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	22,200	20,400
Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	431,400	450,300
Settlement balances liabilities | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	6,600	2,000
Other financial liabilities - debt securities in issue | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	52,200	46,700
Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	55,089	49,107
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	5,714	6,260
Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	5,500	5,900
Notes in circulation
Fair value of liabilities
Financial Liabilities	3,237	3,218
Notes in circulation | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	3,200	3,200
Items where fair value approximates carrying value | Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	4,200	4,700
Items where fair value approximates carrying value | Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	351,500	407,000
Items where fair value approximates carrying value | Settlement balances liabilities | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	6,600	2,000
Items where fair value approximates carrying value | Notes in circulation | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,200	3,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	22,300	20,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	15,400	13,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	2,700	2,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	431,000	450,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	30,700	12,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	48,800	30,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances liabilities | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	6,600	2,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	52,200	46,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	41,700	40,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	10,500	5,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	5,400	5,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 2 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	5,400	5,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 3 | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities		100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes in circulation | Financial liabilities at amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	£ 3,200	£ 3,200